Contingencies and Commitments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Contingencies and Commitments
Capital commitments	$ 1,792.6
Maximum capital commitments for first mortgage loans	1,550.1
Lloyd's participants | Cash and cash equivalents
Contingencies and Commitments
Financial assets pledged as collateral	88.3
Lloyd's participants | Financial assets at fair value | Securities
Contingencies and Commitments
Financial assets pledged as collateral	$ 1,865.7